UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: 	March 31, 2010

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       Holly Pond Plaza, 1281 E. Main St. 1st fl
               Stamford, Connecticut 06902

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sharon D. Wagoner
Title:    Chairman, Secretary and Chief Compliance Officer
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Sharon D. Wagoner 	Stamford, Connecticut	       April 20, 2010
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ )   13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of other included Managers: None

Form 13F information Table Entry Total: 52

Form 13F information Table Value Total: 192503


List of other included managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (None)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101     4095    49000 SH       Sole                    42060              6940
Abbott Labs Com                COM              002824100     3575    67855 SH       Sole                    66055              1800
Air Prods & Chems Inc Com      COM              009158106     3730    50440 SH       Sole                    44900              5540
Alcoa Inc Com                  COM              013817101     3523   247400 SH       Sole                   216600             30800
American Express Co Com        COM              025816109     3906    94675 SH       Sole                    79675             15000
Amgen Inc Com                  COM              031162100     3863    64560 SH       Sole                    54860              9700
Apple Inc Com                  COM              037833100     4794    20400 SH       Sole                    17350              3050
Archer Daniels Midland Com     COM              039483102     3802   131550 SH       Sole                   113800             17750
Automatic Data Process Com     COM              053015103     3992    89775 SH       Sole                    76500             13275
Becton Dickinson & Co Com      COM              075887109     4005    50875 SH       Sole                    43425              7450
Caterpillar Inc Del Com        COM              149123101     3491    55548 SH       Sole                    53748              1800
Cisco Sys Inc Com              COM              17275R102     3891   149470 SH       Sole                   126450             23020
Coca-Cola Co Com               COM              191216100      624    11340 SH       Sole                    11340
Corning Inc Com                COM              219350105     3429   169650 SH       Sole                   140950             28700
Costco Whsl Corp Com           COM              22160K105     3654    61200 SH       Sole                    52200              9000
Disney Walt Co Com             COM              254687106     4003   114680 SH       Sole                    97380             17300
Emerson Elec Co Com            COM              291011104     3531    70150 SH       Sole                    68350              1800
Exxon Mobil Corp Com           COM              30231G102     4052    60490 SH       Sole                    53040              7450
Fedex Corp Com                 COM              31428X106     4082    43705 SH       Sole                    37080              6625
General Dynamics Corp Com      COM              369550108     4028    52175 SH       Sole                    44375              7800
General Elec Co Com            COM              369604103     3630   199466 SH       Sole                   192675              6791
Google Inc Cl A                COM              38259P508     4044     7130 SH       Sole                     6065              1065
Home Depot Inc Com             COM              437076102     4167   128800 SH       Sole                   108300             20500
Illinois Tool Wks Inc Com      COM              452308109     4030    85100 SH       Sole                    72900             12200
Ingersoll-Rand PLC             COM              G47791101     3887   111485 SH       Sole                    94585             16900
Intel Corp Com                 COM              458140100     4029   180750 SH       Sole                   151700             29050
International Bus Mach Com     COM              459200101     3801    29635 SH       Sole                    25135              4500
International Paper Co Com     COM              460146103     3276   133100 SH       Sole                   129300              3800
JPMorgan Chase & Co Com        COM              46625H100     3358    75032 SH       Sole                    72410              2622
Johnson & Johnson Com          COM              478160104     4036    61900 SH       Sole                    52800              9100
Kimberly Clark Corp Com        COM              494368103     4148    65960 SH       Sole                    57135              8825
McDonalds Corp Com             COM              580135101     4298    64425 SH       Sole                    55725              8700
McGraw-Hill Cos Inc            COM              580645109     3843   107790 SH       Sole                    93490             14300
Microsoft Corp Com             COM              594918104     3828   130700 SH       Sole                   109900             20800
Morgan Stanley Com             COM              617446448     3537   120775 SH       Sole                   103275             17500
Nucor Corp Com                 COM              670346105     3565    78550 SH       Sole                    69050              9500
Pepsico Inc Com                COM              713448108     3402    51425 SH       Sole                    41825              9600
Pfizer Inc Com                 COM              717081103     3784   220625 SH       Sole                   190925             29700
Procter & Gamble Co Com        COM              742718109     3934    62182 SH       Sole                    53482              8700
Qualcomm Inc Com               COM              747525103     3330    79350 SH       Sole                    68050             11300
Schlumberger Ltd Com           COM              806857108     3300    52000 SH       Sole                    50375              1625
Staples Inc Com                COM              855030102     3688   157550 SH       Sole                   133850             23700
Stryker Corp Com               COM              863667101     3842    67150 SH       Sole                    57000             10150
Time Warner Inc Com            COM              887317303     3638   116346 SH       Sole                    97680             18666
US Bancorp DE Com              COM              902973304     3962   153074 SH       Sole                   131224             21850
Unilever NV NY                 COM              904784709     3551   117750 SH       Sole                   114050              3700
Union Pac Corp Com             COM              907818108     4046    55200 SH       Sole                    46200              9000
Valero Energy Corp Com         COM              91913Y100      414    21000 SH       Sole                                      21000
Verizon Communications Com     COM              92343V104     4119   132775 SH       Sole                   114075             18700
Visa Inc Com                   COM              92826C839     3803    41780 SH       Sole                    36000              5780
Wal-Mart Stores Inc Com        COM              931142103     4012    72150 SH       Sole                    61750             10400
Walgreen Co Com                COM              931422109     4133   111425 SH       Sole                    94225             17200